UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Bond Index Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2018
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact (866) 345-5954 or make elections online at www.fundreports.com to let the Fund know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The investment objective of the Great-West Bond Index Fund is to provide investment results which track the total return of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Benchmark”). The Benchmark is designed to replicate the performance of the domestic investment grade fixed rate bond market. The Fund is designed to meet the needs of investors who wish to participate in the overall performance of the U.S. investment grade sector.
For the 12 months ended December 31, 2018, the Fund (Institutional Class shares) returned 0.03% while the Benchmark returned 0.01%. The performance objective of this Fund is to track the return of the Benchmark and this was achieved during the year. However, complete replication of the Benchmark within and across sectors is impractical because of associated transaction costs, liquidity, and issue limitations. Sampling techniques, rather than complete security duplication of the Benchmark acts as the investment strategy for this Fund.
Volatility returned to the markets in 2018 as we ended the year with a violent “risk-off” selloff. Fears of a slowdown due to higher interest rates, the trade war with China and a sharp decline in the stock market created a flight to safety. Spreads in investment grade ended the year wider making corporate bonds the worst performing asset class with a -2.5% return. Securitized securities had the best performance during the year returning 1% and within the category asset-backed security, commercial mortgage-backed securities, and agency mortgage-backed securities were up 1.8%, 0.8%, and 1%, respectively, as investors rotated into less risky assets.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

15,000
14,000
13,000
12,000
11,000
10,000
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
Fund (Investor Class)
Bloomberg Barclays U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Bloomberg Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00
2009	10,618.00	10,593.00
2010	11,308.64	11,285.78
2011	12,124.00	12,170.59
2012	12,596.83	12,682.97
2013	12,280.20	12,426.30
2014	12,987.44	13,167.62
2015	13,017.79	13,240.04
2016	13,270.34	13,590.56
2017	13,676.41	14,071.92
2018	13,620.34	14,073.52

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	0.03%	N/A	1.38%
Investor Class	-0.41%	2.09%	3.14%
Class L	-0.67%	1.84%	1.76%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2018 (unaudited)
Rating	Percentage of Fund Investments
Aaa	72.44%
Aa1	0.61
Aa2	1.42
Aa3	1.08
A1	2.28
A2	2.55
A3	5.00
Baa1	4.26
Baa2	4.78
Baa3	3.08
Ba1	0.81
Ba2	0.07
Not Rated	0.51
Short Term Investments	1.11
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$1,017.10	$0.72
Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.71
Investor Class
Actual	$1,000.00	$1,014.80	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.55
Class L
Actual	$1,000.00	$1,013.60	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.82
* Expenses are equal to the Fund's annualized expense ratio of 0.14% for the Institutional Class, 0.50% for the Investor Class and 0.75% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.53%
$ 1,250,000	Avis Budget Rental Car Funding LLC(a) Series 2015-2A Class A 2.63%, 12/20/2021	$ 1,236,041
1,000,000	Capital One Multi-Asset Execution Trust Series 2016-A5 Class A5 1.66%, 06/17/2024	970,071
1,000,000	Chase Issuance Trust Series 2016-A4 Class A 1.49%, 07/15/2022	978,231
1,000,000	Discover Card Execution Note Trust Series 2016-A3 Class A3 1.85%, 10/16/2023	979,660
1,000,000	Ford Credit Auto Owner Trust(a) Series 2017-1 Class A 2.62%, 08/15/2028	985,275
74,413	Nissan Auto Receivables Owner Trust Series 2015-B Class A3 1.34%, 03/16/2020	74,319
665,287	Sofi Consumer Loan Program LLC(a) Series 2017-1 Class A 3.28%, 01/26/2026	664,955
500,000	Toyota Auto Receivables Owner Trust Series 2016-A Class A4 1.47%, 09/15/2021	494,731
1,000,000	Verizon Owner Trust(a) Series 2018-1A Class A1A 2.82%, 09/20/2022	997,144
TOTAL ASSET-BACKED SECURITIES — 0.53% (Cost $7,412,204)		$ 7,380,427
CORPORATE BONDS AND NOTES
Basic Materials — 0.62%
	Air Liquide Finance(a)
345,000	1.75%, 09/27/2021	330,262
240,000	2.25%, 09/27/2023	228,853
500,000	BHP Billiton Finance USA Ltd 5.00%, 09/30/2043	544,824
1,170,000	CF Industries Inc(a) 3.40%, 12/01/2021	1,147,154
650,000	Dow Chemical Co(a) 4.80%, 11/30/2028	661,750
1,000,000	DowDuPont Inc 4.49%, 11/15/2025	1,030,040
1,000,000	Eastman Chemical Co 4.65%, 10/15/2044	895,254
1,500,000	Nutrien Ltd 4.13%, 03/15/2035	1,366,949
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,010,414
Principal Amount		Fair Value
Basic Materials — (continued)
$ 500,000	Rio Tinto Finance USA Ltd 3.75%, 06/15/2025	$ 501,269
500,000	Sherwin-Williams Co 4.55%, 08/01/2045	453,765
	Vale Overseas Ltd
250,000	4.38%, 01/11/2022	254,375
250,000	6.88%, 11/21/2036	285,875
		8,710,784
Communications — 2.10%
	21st Century Fox America Inc
1,000,000	8.50%, 02/23/2025	1,246,777
1,000,000	4.75%, 11/15/2046	1,085,886
1,000,000	Amazon.com Inc 3.15%, 08/22/2027	965,436
	AT&T Inc
2,000,000	4.25%, 03/01/2027	1,958,928
500,000	6.15%, 09/15/2034	539,122
1,500,000	5.35%, 09/01/2040	1,460,691
1,000,000	CBS Corp(b) 3.70%, 08/15/2024	971,694
	Charter Communications Operating LLC / Charter Communications Operating Capital
500,000	3.58%, 07/23/2020	499,379
1,000,000	4.91%, 07/23/2025	993,907
500,000	5.38%, 05/01/2047	453,637
1,000,000	Cisco Systems Inc 2.20%, 09/20/2023	957,558
	Comcast Corp
2,000,000	3.70%, 04/15/2024	2,012,068
1,000,000	4.60%, 10/15/2038	1,010,917
1,000,000	3.40%, 07/15/2046	829,800
	Deutsche Telekom International Finance BV
1,000,000	4.38%, 06/21/2028(a)	985,206
500,000	8.75%, 06/15/2030	652,537
1,000,000	Discovery Communications LLC 5.20%, 09/20/2047	924,572
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,019,557
	Time Warner Cable LLC
1,000,000	4.13%, 02/15/2021	1,004,416
750,000	4.50%, 09/15/2042	603,638
	Warner Media LLC
1,000,000	4.75%, 03/29/2021	1,025,194
1,000,000	4.85%, 07/15/2045(b)	894,789
	Verizon Communications Inc
500,000	2.45%, 11/01/2022	485,006
1,000,000	2.63%, 08/15/2026	907,112
1,390,000	4.27%, 01/15/2036	1,302,255
1,000,000	3.85%, 11/01/2042	866,029
2,000,000	Vodafone Group PLC 4.13%, 05/30/2025	1,976,643
	Walt Disney Co
1,000,000	4.13%, 12/01/2041	994,575

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
Communications — (continued)
$ 1,000,000	3.00%, 07/30/2046	$ 824,156
		29,451,485
Consumer, Cyclical — 1.71%
1,000,000	American Honda Finance Corp 1.70%, 09/09/2021	961,318
1,000,000	Best Buy Co Inc 4.45%, 10/01/2028	954,401
1,000,000	BMW US Capital LLC(a) 2.80%, 04/11/2026	916,919
	Cintas Corp No 2
500,000	2.90%, 04/01/2022	491,800
1,000,000	3.70%, 04/01/2027	977,198
1,000,000	Darden Restaurants Inc(b) 4.55%, 02/15/2048	920,284
1,000,000	Dollar General Corp 4.13%, 05/01/2028	971,038
1,000,000	Dollar Tree Inc(b) 4.00%, 05/15/2025	961,771
	Ford Motor Co
500,000	4.35%, 12/08/2026(b)	446,321
500,000	5.29%, 12/08/2046	410,968
1,000,000	Ford Motor Credit Co LLC 3.81%, 10/12/2021	971,152
500,000	General Motors Co 5.15%, 04/01/2038	427,594
1,000,000	General Motors Financial Co Inc 3.70%, 05/09/2023	951,370
1,000,000	Home Depot Inc(b) 3.90%, 12/06/2028	1,024,900
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	985,339
1,000,000	Lowe's Cos Inc 3.12%, 04/15/2022	982,744
1,000,000	McDonald's Corp 3.35%, 04/01/2023	994,885
1,195,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	1,200,817
	PACCAR Financial Corp
1,000,000	2.50%, 08/14/2020	990,665
1,000,000	2.30%, 08/10/2022	966,547
1,000,000	Ralph Lauren Corp(b) 3.75%, 09/15/2025	991,594
1,000,000	Starbucks Corp(b) 3.50%, 03/01/2028	955,941
1,000,000	Tapestry Inc 3.00%, 07/15/2022	963,692
718,348	US Airways 2013-1 Class A Pass Through Trust 3.95%, 11/15/2025	723,447
1,000,000	Walmart Inc 3.63%, 12/15/2047	928,214
1,000,000	Whirlpool Corp(b) 3.70%, 05/01/2025	968,808
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	Wyndham Destinations Inc 5.40%, 04/01/2024	$ 952,500
		23,992,227
Consumer, Non-Cyclical — 4.52%
	Abbott Laboratories
750,000	2.90%, 11/30/2021	742,543
850,000	3.75%, 11/30/2026	839,902
1,000,000	4.90%, 11/30/2046	1,051,148
	AbbVie Inc
1,000,000	4.50%, 05/14/2035	926,029
1,000,000	4.88%, 11/14/2048	934,247
1,000,000	Aetna Inc 3.88%, 08/15/2047	847,845
500,000	Alberto-Culver Co 5.15%, 06/01/2020	514,678
	Altria Group Inc
500,000	2.85%, 08/09/2022(b)	479,964
1,000,000	3.88%, 09/16/2046	762,739
1,000,000	Amgen Inc 6.90%, 06/01/2038	1,275,398
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc(a)
1,500,000	3.65%, 02/01/2026	1,417,860
1,000,000	4.90%, 02/01/2046	928,570
	Anheuser-Busch InBev Worldwide Inc
2,000,000	3.50%, 01/12/2024	1,953,983
580,000	4.44%, 10/06/2048	501,548
	Anthem Inc
923,000	3.13%, 05/15/2022(b)	909,393
1,000,000	3.65%, 12/01/2027	955,987
1,000,000	AstraZeneca PLC 2.38%, 06/12/2022	959,224
1,000,000	Bacardi Ltd(a) 5.15%, 05/15/2038	919,549
	BAT Capital Corp
1,000,000	2.76%, 08/15/2022	944,575
500,000	4.39%, 08/15/2037	409,664
	Bayer US Finance II LLC(a)
1,000,000	3.88%, 12/15/2023	981,792
1,000,000	4.38%, 12/15/2028	955,345
985,000	3.60%, 07/15/2042	727,649
1,000,000	Becton Dickinson & Co 4.67%, 06/06/2047	941,825
1,000,000	Biogen Inc 4.05%, 09/15/2025	995,892
1,000,000	Celgene Corp 3.63%, 05/15/2024	975,239
	Cigna Corp(a)
1,000,000	4.38%, 10/15/2028	1,006,190
750,000	4.80%, 08/15/2038	743,698
750,000	Conagra Brands Inc(b) 4.60%, 11/01/2025	752,711
500,000	Constellation Brands Inc 5.25%, 11/15/2048	502,399
	CVS Health Corp
660,000	3.35%, 03/09/2021	657,795

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	5.05%, 03/25/2048	$ 973,902
2,133,070	CVS Pass Through Trust 6.04%, 12/10/2028	2,270,722
1,000,000	Diageo Capital PLC 3.88%, 05/18/2028	1,018,716
	Ecolab Inc
500,000	2.38%, 08/10/2022	482,354
438,000	2.70%, 11/01/2026	408,899
1,000,000	Edwards Lifesciences Corp 4.30%, 06/15/2028	1,011,633
900,000	Elanco Animal Health Inc(a) 3.91%, 08/27/2021	905,562
	Humana Inc
1,000,000	2.90%, 12/15/2022	972,107
1,000,000	3.95%, 03/15/2027	977,513
750,000	Ingredion Inc 4.63%, 11/01/2020	763,275
1,000,000	Johnson & Johnson 3.40%, 01/15/2038	931,931
500,000	Keurig Dr Pepper Inc(a) 4.60%, 05/25/2028	496,521
	Kraft Heinz Foods Co
60,000	3.50%, 06/06/2022	59,502
1,010,000	4.88%, 02/15/2025(a)	1,014,166
1,000,000	3.95%, 07/15/2025	968,185
1,000,000	4.38%, 06/01/2046	824,894
284,000	Life Technologies Corp 6.00%, 03/01/2020	291,915
1,000,000	Magellan Health Inc 4.40%, 09/22/2024	939,755
	McCormick & Co Inc
330,000	3.90%, 07/15/2021	333,058
357,000	3.25%, 11/15/2025	341,789
	Medtronic Inc
500,000	3.50%, 03/15/2025	498,240
500,000	4.63%, 03/15/2045	524,935
1,000,000	Merck & Co Inc 2.75%, 02/10/2025	967,809
500,000	Molson Coors Brewing Co 4.20%, 07/15/2046	415,955
1,000,000	Moody's Corp 3.25%, 01/15/2028	946,921
1,000,000	Mylan NV 3.95%, 06/15/2026	911,862
1,000,000	Novartis Capital Corp 3.40%, 05/06/2024	1,004,544
1,000,000	PepsiCo Inc 3.45%, 10/06/2046	888,863
	Perrigo Finance Unlimited Co
553,000	3.50%, 03/15/2021	543,582
1,164,000	3.50%, 12/15/2021	1,119,126
1,000,000	Pfizer Inc(b) 4.00%, 12/15/2036	996,893
500,000	Philip Morris International Inc 4.13%, 03/04/2043	441,803
1,000,000	Reckitt Benckiser Treasury Services PLC(a) 2.75%, 06/26/2024	945,046
1,000,000	S&P Global Inc(b) 4.40%, 02/15/2026	1,032,217
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Sysco Corp 3.25%, 07/15/2027	$ 938,458
1,000,000	Takeda Pharmaceutical Co Ltd(a) 5.00%, 11/26/2028	1,021,969
285,000	Thermo Fisher Scientific Inc 3.30%, 02/15/2022	283,774
	UnitedHealth Group Inc
500,000	4.63%, 07/15/2035	531,266
500,000	3.95%, 10/15/2042	477,279
600,000	Universal Health Services Inc(a) 4.75%, 08/01/2022	597,000
	Zimmer Biomet Holdings Inc
1,250,000	2.70%, 04/01/2020(b)	1,237,907
2,028,000	4.25%, 08/15/2035	1,828,832
	Zoetis Inc
750,000	3.25%, 08/20/2021	747,747
900,000	4.70%, 02/01/2043	913,697
		63,317,505
Energy — 2.80%
1,000,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp 4.25%, 12/01/2027	944,543
1,000,000	Baker Hughes, a GE Co LLC / Baker Hughes Co-Obligor Inc 3.34%, 12/15/2027	920,640
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,013,968
1,000,000	BP Capital Markets America Inc(b) 2.11%, 09/16/2021	976,644
1,000,000	BP Capital Markets PLC 3.81%, 02/10/2024	1,009,230
1,000,000	Cimarex Energy Co 3.90%, 05/15/2027	928,448
	CNOOC Finance 2013 Ltd
1,500,000	3.00%, 05/09/2023	1,447,755
1,059,000	4.25%, 05/09/2043	1,018,202
1,000,000	Colonial Pipeline Co(a) 4.25%, 04/15/2048	960,217
1,000,000	ConocoPhillips (b) 5.90%, 10/15/2032	1,178,017
700,000	Ecopetrol SA 4.13%, 01/16/2025	664,125
664,000	Enterprise Products Operating LLC 4.85%, 08/15/2042	640,129
200,000	EOG Resources Inc(b) 2.63%, 03/15/2023	192,128
1,000,000	EQT Midstream Partners LP 4.13%, 12/01/2026	908,238
1,500,000	Equinor ASA 2.45%, 01/17/2023	1,457,349
1,000,000	Exxon Mobil Corp(b) 2.22%, 03/01/2021	985,567

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
Energy — (continued)
$ 500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	$ 514,667
	Halliburton Co
500,000	3.50%, 08/01/2023	496,279
500,000	5.00%, 11/15/2045	495,096
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	989,569
	Kinder Morgan Energy Partners LP
500,000	3.95%, 09/01/2022	499,737
500,000	4.70%, 11/01/2042	435,649
500,000	Kinder Morgan Inc(b) 5.30%, 12/01/2034	490,921
1,000,000	Marathon Petroleum Corp 4.75%, 09/15/2044	882,721
150,000	Motiva Enterprises LLC(a) 5.75%, 01/15/2020	152,612
1,000,000	MPLX LP 4.50%, 04/15/2038	874,296
1,000,000	Noble Energy Inc 3.85%, 01/15/2028	905,357
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	558,371
500,000	Patterson-UTI Energy Inc 3.95%, 02/01/2028	458,765
500,000	Petro-Canada 6.80%, 05/15/2038	582,249
	Petroleos Mexicanos
1,500,000	3.50%, 01/30/2023	1,357,500
1,000,000	6.50%, 03/13/2027	940,000
1,600,000	6.63%, 06/15/2035	1,396,800
833,000	6.35%, 02/12/2048	663,501
500,000	Phillips 66 4.65%, 11/15/2034	487,483
1,000,000	Phillips 66 Partners LP 4.90%, 10/01/2046	913,798
	Plains All American Pipeline LP / PAA Finance Corp
1,000,000	3.60%, 11/01/2024	951,587
750,000	4.30%, 01/31/2043	592,926
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	957,081
2,000,000	Shell International Finance BV 1.75%, 09/12/2021	1,932,544
1,000,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	953,005
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	935,885
1,000,000	Sunoco Logistics Partners LP(b) 4.65%, 02/15/2022	1,015,414
750,000	Total Capital International SA 2.88%, 02/17/2022	741,051
750,000	TransCanada PipeLines Ltd 3.75%, 10/16/2023	747,226
500,000	Valero Energy Corp 7.50%, 04/15/2032	617,103
Principal Amount		Fair Value
Energy — (continued)
$ 500,000	Valero Energy Partners LP 4.50%, 03/15/2028	$ 489,865
		39,274,258
Financial — 7.65%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,500,000	3.95%, 02/01/2022	1,473,046
1,000,000	3.88%, 01/23/2028	873,209
1,000,000	Air Lease Corp(b) 3.38%, 06/01/2021	990,421
500,000	ALEX Alpha LLC 1.62%, 08/15/2024	484,301
	American Express Co
1,000,000	3.70%, 11/05/2021	1,008,940
1,000,000	8.15%, 03/19/2038	1,415,653
1,500,000	American Express Credit Corp 3.30%, 05/03/2027	1,459,663
	AvalonBay Communities Inc
476,000	2.95%, 05/11/2026	452,303
1,000,000	3.35%, 05/15/2027(b)	964,189
	Bank of America Corp
1,000,000	2.63%, 04/19/2021	986,363
1,000,000	2.37%, 07/21/2021(b)(c) 3-mo. LIBOR + 0.66%	982,080
2,000,000	2.33%, 10/01/2021(c) 3-mo. LIBOR + 0.63%	1,960,906
2,000,000	3.30%, 01/11/2023	1,969,608
1,000,000	3.95%, 04/21/2025	969,352
500,000	6.11%, 01/29/2037	550,065
1,000,000	5.88%, 02/07/2042(b)	1,163,016
1,000,000	Bank of Montreal 1.90%, 08/27/2021	965,797
1,000,000	Bank of New York Mellon Corp 3.65%, 02/04/2024	1,001,978
1,000,000	Bank of Nova Scotia 3.13%, 04/20/2021	998,387
1,000,000	Barclays Bank PLC 2.65%, 01/11/2021	979,096
1,500,000	Barclays PLC 3.65%, 03/16/2025	1,382,609
1,000,000	BlackRock Inc(b) 3.20%, 03/15/2027	977,738
1,000,000	Brighthouse Financial Inc 4.70%, 06/22/2047	745,439
	Capital One Financial Corp
1,000,000	4.75%, 07/15/2021	1,025,954
2,000,000	3.30%, 10/30/2024	1,891,345
1,000,000	Citibank NA(b) 2.13%, 10/20/2020	979,995
	Citigroup Inc
1,000,000	4.50%, 01/14/2022	1,021,691
1,000,000	3.40%, 05/01/2026(b)	941,089
1,250,000	4.45%, 09/29/2027	1,205,304

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	6.63%, 01/15/2028	$ 573,752
1,000,000	Citizens Bank NA 2.55%, 05/13/2021	978,042
1,000,000	Cooperatieve Rabobank UA 3.88%, 02/08/2022	1,011,006
	Credit Suisse AG
500,000	3.00%, 10/29/2021	493,638
500,000	3.63%, 09/09/2024	490,557
1,629,628	Durrah MSN 35603 1.68%, 01/22/2025	1,576,786
2,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	2,003,437
	Goldman Sachs Group Inc
1,000,000	2.75%, 09/15/2020	989,484
1,000,000	2.60%, 12/27/2020	981,076
2,500,000	3.00%, 04/26/2022	2,420,995
1,000,000	3.50%, 01/23/2025	948,310
1,100,000	6.75%, 10/01/2037	1,243,431
1,000,000	6.25%, 02/01/2041	1,141,827
1,000,000	Healthcare Trust of America Holdings LP 3.75%, 07/01/2027	952,677
1,000,000	Hospitality Properties Trust(b) 4.50%, 06/15/2023	1,008,459
	HSBC Holdings PLC
1,000,000	3.40%, 03/08/2021	997,040
1,000,000	4.25%, 03/14/2024	992,342
500,000	3.90%, 05/25/2026	479,340
750,000	6.50%, 09/15/2037	850,871
1,000,000	Hudson Pacific Properties LP 3.95%, 11/01/2027	930,093
1,000,000	Intercontinental Exchange Inc(b) 3.10%, 09/15/2027	950,311
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	975,543
	JPMorgan Chase & Co
1,000,000	4.35%, 08/15/2021	1,023,284
1,500,000	2.70%, 05/18/2023	1,440,707
2,600,000	3.88%, 09/10/2024	2,563,189
1,000,000	2.95%, 10/01/2026	924,020
1,000,000	3.63%, 12/01/2027	931,112
1,000,000	3.88%, 07/24/2038(c) 3-mo. LIBOR + 1.36%	911,106
1,000,000	5.50%, 10/15/2040	1,108,943
2,000,000	KeyBank NA(b) 3.38%, 03/07/2023	1,997,605
500,000	Kilroy Realty LP 3.80%, 01/15/2023	497,864
500,000	Kimco Realty Corp 2.70%, 03/01/2024	471,156
	Kreditanstalt fuer Wiederaufbau
2,000,000	1.50%, 04/20/2020	1,971,204
2,000,000	2.75%, 09/08/2020	2,002,835
1,000,000	2.00%, 10/04/2022	977,150
1,000,000	Markel Corp 3.63%, 03/30/2023	993,909
1,000,000	Marsh & McLennan Cos Inc 2.75%, 01/30/2022	980,094
Principal Amount		Fair Value
Financial — (continued)
$ 695,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	$ 1,042,808
1,500,000	Mitsubishi UFJ Financial Group Inc 3.46%, 03/02/2023	1,490,705
	Morgan Stanley
1,000,000	5.50%, 07/28/2021	1,047,185
1,000,000	3.70%, 10/23/2024	983,314
1,500,000	3.13%, 07/27/2026	1,384,476
2,500,000	4.35%, 09/08/2026	2,430,736
1,000,000	4.30%, 01/27/2045	936,604
500,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	656,575
1,000,000	Northwestern Mutual Life Insurance Co(a) 3.85%, 09/30/2047	906,891
1,000,000	PNC Bank NA 2.60%, 07/21/2020	991,065
500,000	Prologis LP 4.25%, 08/15/2023	516,150
500,000	Protective Life Corp 8.45%, 10/15/2039	678,568
1,000,000	Regions Bank 2.75%, 04/01/2021	983,477
	Royal Bank of Canada
400,000	2.50%, 01/19/2021	395,401
1,000,000	3.20%, 04/30/2021	999,860
1,500,000	Royal Bank of Scotland Group PLC 3.88%, 09/12/2023	1,437,940
2,000,000	Simon Property Group LP 2.35%, 01/30/2022	1,942,260
1,000,000	State Street Corp(b) 3.10%, 05/15/2023	982,567
250,000	Susa Partnership LP 7.50%, 12/01/2027	267,936
1,000,000	Synchrony Bank 3.65%, 05/24/2021	978,409
44,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	57,272
1,000,000	Toronto-Dominion Bank 1.80%, 07/13/2021	967,473
500,000	Travelers Cos Inc 6.25%, 06/15/2037	620,117
	US Bancorp
1,000,000	3.00%, 03/15/2022	993,685
1,000,000	3.10%, 04/27/2026	947,363
1,000,000	US Bank NA 3.45%, 11/16/2021	1,007,465
500,000	Ventas Realty LP 3.25%, 10/15/2026	464,482
	Wells Fargo & Co
1,500,000	3.55%, 09/29/2025	1,453,987
1,500,000	3.00%, 04/22/2026	1,398,464
750,000	4.30%, 07/22/2027(b)	738,157
500,000	5.38%, 02/07/2035	549,980

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	4.40%, 06/14/2046	$ 924,902
1,000,000	Wells Fargo Bank NA(b) 3.63%, 10/22/2021	1,005,873
500,000	Welltower Inc 4.00%, 06/01/2025	493,677
1,000,000	Westpac Banking Corp 2.65%, 01/25/2021	989,864
		107,268,420
Industrial — 2.21%
225,000	Agilent Technologies Inc 3.20%, 10/01/2022	222,271
1,000,000	Amphenol Corp(b) 4.00%, 02/01/2022	1,024,469
1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	931,039
411,564	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	425,928
	Burlington Northern Santa Fe LLC
460,000	3.05%, 03/15/2022	459,422
500,000	5.15%, 09/01/2043	560,559
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	888,820
1,000,000	Caterpillar Financial Services Corp 1.70%, 08/09/2021	959,831
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,108,718
750,000	CSX Corp 4.75%, 05/30/2042	748,093
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,102,320
1,000,000	FedEx Corp 3.90%, 02/01/2035	906,290
500,000	FLIR Systems Inc 3.13%, 06/15/2021	492,945
250,000	General Dynamics Corp 3.00%, 05/11/2021	250,537
1,000,000	General Electric Co 4.13%, 10/09/2042	780,022
1,000,000	Hubbell Inc 3.50%, 02/15/2028	937,789
	Molex Electronic Technologies LLC(a)
1,000,000	2.88%, 04/15/2020	990,212
1,000,000	3.90%, 04/15/2025	995,304
1,000,000	Oshkosh Corp 5.38%, 03/01/2025	997,500
500,000	Packaging Corp of America 4.50%, 11/01/2023	512,503
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	994,298
1,000,000	PerkinElmer Inc 5.00%, 11/15/2021	1,031,704
188,000	Republic Services Inc 3.20%, 03/15/2025	182,489
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	Rockwell Automation Inc 2.88%, 03/01/2025	$ 959,460
	Rockwell Collins Inc
1,000,000	3.20%, 03/15/2024	962,942
1,000,000	4.35%, 04/15/2047	921,215
1,345,000	Rolls-Royce PLC(a) 2.38%, 10/14/2020	1,322,899
615,000	Ryder System Inc 2.80%, 03/01/2022	599,368
1,000,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	1,021,254
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	990,132
1,500,000	Textron Inc 4.30%, 03/01/2024	1,532,982
1,000,000	Trimble Inc 4.15%, 06/15/2023	1,005,231
1,000,000	Union Pacific Corp 3.60%, 09/15/2037	894,767
660,826	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030	717,784
315,561	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031	347,132
500,000	United Parcel Service Inc 2.40%, 11/15/2026	461,104
1,000,000	United Technologies Corp 3.75%, 11/01/2046	844,204
1,000,000	Vulcan Materials Co 3.90%, 04/01/2027	946,808
		31,030,345
Technology — 1.54%
1,000,000	Activision Blizzard Inc 3.40%, 09/15/2026	939,770
	Apple Inc
1,000,000	2.75%, 01/13/2025	964,674
1,500,000	3.00%, 11/13/2027	1,426,334
1,000,000	3.85%, 05/04/2043	951,856
1,000,000	Applied Materials Inc 3.30%, 04/01/2027	959,993
	Fidelity National Information Services Inc
1,910,000	2.25%, 08/15/2021	1,844,377
1,000,000	4.25%, 05/15/2028	994,012
1,000,000	Fiserv Inc 4.20%, 10/01/2028	998,615
1,000,000	Hewlett Packard Enterprise Co 4.40%, 10/15/2022	1,019,756
1,000,000	Intel Corp 4.10%, 05/19/2046	980,590
1,000,000	International Business Machines Corp 4.00%, 06/20/2042	909,154

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
Technology — (continued)
	Microsoft Corp
$ 1,000,000	3.13%, 11/03/2025	$ 989,518
1,000,000	3.45%, 08/08/2036	947,421
1,000,000	4.45%, 11/03/2045	1,062,122
1,000,000	NVIDIA Corp(b) 2.20%, 09/16/2021	977,396
	Oracle Corp
1,000,000	3.40%, 07/08/2024	997,937
1,000,000	4.30%, 07/08/2034	1,004,768
1,000,000	QUALCOMM Inc(b) 2.90%, 05/20/2024	952,127
	salesforce.com Inc
1,000,000	3.25%, 04/11/2023	1,005,079
1,700,000	3.70%, 04/11/2028	1,710,003
		21,635,502
Utilities — 1.88%
1,000,000	AEP Texas Inc 3.80%, 10/01/2047	902,742
1,000,000	Baltimore Gas & Electric Co 4.25%, 09/15/2048	994,531
1,000,000	Basin Electric Power Cooperative(a) 4.75%, 04/26/2047	1,013,408
1,000,000	Boston Gas Co(a) 3.15%, 08/01/2027	954,507
1,000,000	CenterPoint Energy Houston Electric LLC 1.85%, 06/01/2021	970,002
1,000,000	Connecticut Light & Power Co 4.15%, 06/01/2045	998,662
2,000,000	Consolidated Edison Co of New York Inc 3.13%, 11/15/2027	1,924,477
1,000,000	DTE Electric Co 3.75%, 08/15/2047	931,626
1,000,000	Duke Energy Carolinas LLC 3.75%, 06/01/2045	922,900
1,000,000	Duke Energy Florida Inc 5.65%, 04/01/2040	1,179,709
749,005	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	770,932
1,000,000	Entergy Louisiana LLC(b) 3.30%, 12/01/2022	993,582
1,000,000	Florida Power & Light Co 3.13%, 12/01/2025	991,235
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	583,531
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	550,195
1,135,000	Niagara Mohawk Power Corp(a) 2.72%, 11/28/2022	1,112,692
1,000,000	Northern States Power Co 4.00%, 08/15/2045	975,906
1,000,000	Oklahoma Gas & Electric Co 4.15%, 04/01/2047	968,802
Principal Amount		Fair Value
Utilities — (continued)
$ 2,000,000	PECO Energy Co(b) 1.70%, 09/15/2021	$ 1,926,703
500,000	Pennsylvania Electric Co 5.20%, 04/01/2020	512,438
	Public Service Electric & Gas Co
1,100,000	2.38%, 05/15/2023	1,063,770
1,000,000	4.05%, 05/01/2045	966,089
1,000,000	4.15%, 11/01/2045	991,105
1,000,000	Southern California Edison Co(b) 3.40%, 06/01/2023	994,201
500,000	Union Electric Co 8.45%, 03/15/2039	747,009
1,500,000	Virginia Electric & Power Co 3.50%, 03/15/2027	1,478,048
		26,418,802
TOTAL CORPORATE BONDS AND NOTES — 25.03% (Cost $362,456,538)		$ 351,099,328
FOREIGN GOVERNMENT BONDS AND NOTES
1,000,000	African Development Bank 2.13%, 11/16/2022	981,175
	Asian Development Bank
1,500,000	1.63%, 03/16/2021(b)	1,470,448
1,500,000	5.82%, 06/16/2028	1,824,326
	Colombia Government International Bond
1,250,000	4.00%, 02/26/2024	1,237,500
1,750,000	5.00%, 06/15/2045	1,666,000
	European Investment Bank
2,000,000	2.88%, 09/15/2020	2,002,610
2,500,000	2.13%, 10/15/2021	2,466,774
2,500,000	Export-Import Bank of Korea 4.00%, 01/29/2021	2,538,807
2,000,000	FMS Wertmanagement 1.38%, 06/08/2021	1,941,720
500,000	Hungary Government International Bond 6.38%, 03/29/2021	527,670
1,000,000	Indonesia Government International Bond 3.50%, 01/11/2028	925,554
	Inter-American Development Bank
500,000	1.88%, 06/16/2020	494,572
2,500,000	1.75%, 04/14/2022(b)	2,431,480
	International Bank for Reconstruction & Development(b)
1,000,000	2.13%, 11/01/2020	991,207
2,000,000	1.63%, 02/10/2022	1,938,916
1,500,000	7.63%, 01/19/2023	1,779,036
2,000,000	International Finance Corp(b) 1.13%, 07/20/2021	1,928,554

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,000,000	Israel Government Agency for International Development Bond 5.50%, 12/04/2023	$ 1,124,925
1,000,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	942,094
	Mexico Government International Bond
500,000	3.60%, 01/30/2025	477,000
500,000	6.75%, 09/27/2034	569,565
2,000,000	4.60%, 01/23/2046	1,771,000
500,000	Panama Government International Bond 3.88%, 03/17/2028	492,500
800,000	Peruvian Government International Bond(b) 4.13%, 08/25/2027	826,000
1,000,000	Philippine Government International Bond 5.50%, 03/30/2026	1,109,960
2,000,000	Province of British Columbia Canada 2.65%, 09/22/2021	1,997,954
2,000,000	Province of Manitoba Canada 2.13%, 06/22/2026	1,871,150
	Province of Ontario Canada
500,000	4.40%, 04/14/2020	510,554
2,000,000	3.20%, 05/16/2024(b)	2,025,471
1,000,000	Province of Quebec Canada 2.75%, 04/12/2027	972,963
1,500,000	Republic of Poland Government International Bond 5.00%, 03/23/2022	1,577,535
600,000	Republic of South Africa Government International Bond 4.30%, 10/12/2028	534,295
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.13% (Cost $44,657,141)		$ 43,949,315
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.26%
1,000,000	BANK Series 2017-BNK7 Class A5 3.44%, 09/15/2060	979,612
2,500,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 Class A4 3.76%, 06/10/2048	2,535,239
834,370	CSAIL Commercial Mortgage Trust Series 2017-C8 Class A1 1.93%, 06/15/2050	816,508
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,000,000	Houston Galleria Mall Trust(a) Series 2015-HGLR Class A1A2 3.09%, 03/05/2037	$ 1,937,984
	JP Morgan Commercial Mortgage Securities Trust
	Series 2014-C19 Class A4
2,500,000	4.00%, 04/15/2047	2,566,594
	Series 2017-JP5 Class A5
1,000,000	3.72%, 03/15/2050	1,006,847
978,785	JP Morgan Mortgage Trust(a)(d) Series 2014-5 Class A1 2.99%, 10/25/2029	967,429
500,000	Madison Avenue Trust(a) Series 2013-650M Class A 3.84%, 10/12/2032	505,290
324,960	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14 Class A2 2.92%, 02/15/2047	324,468
	Wells Fargo Commercial Mortgage Trust
	Series 2015-LC22 Class A4
3,900,000	3.84%, 09/15/2058	3,973,408
	Series 2016-BNK1 Class A3
1,620,000	2.65%, 08/15/2049	1,520,453
	Series 2016-BNK1 Class ASB
500,000	2.51%, 08/15/2049	484,365
		17,618,197
U.S. Government Agency — 28.89%
	Federal Home Loan Mortgage Corp
22,238	4.50%, 04/01/2020	22,639
12,138	5.00%, 12/01/2020	12,386
20,763	4.00%, 01/01/2021	21,256
14,673	5.00%, 04/01/2021	14,843
6,711	5.00%, 05/01/2021	6,856
10,182	5.50%, 05/01/2021	10,360
26,319	5.50%, 06/01/2022	26,940
465,124	2.50%, 11/01/2022	464,513
7,316	5.00%, 03/01/2023	7,590
127,561	5.00%, 09/01/2024	133,513
170,009	4.50%, 10/01/2024	175,312
661,939	4.00%, 05/01/2026	679,446
197,233	3.50%, 08/01/2026	199,803
1,346,415	3.00%, 01/01/2027	1,351,285
10,128	7.50%, 05/01/2027	11,347
1,881,541	3.00%, 02/01/2029	1,883,306
13,717	6.50%, 04/01/2029	14,892
1,761,694	3.00%, 07/01/2029	1,768,214
1,830,320	2.50%, 02/01/2030	1,793,962
2,006	7.50%, 08/01/2030	2,343
4,142,375	2.50%, 12/01/2031	4,042,291

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,269,515	2.50%, 02/01/2032	$ 1,238,842
453,653	3.50%, 04/01/2032	462,027
427,177	3.50%, 08/01/2032	432,716
414,538	2.50%, 10/01/2032	404,522
152,409	6.50%, 11/01/2032	165,463
1,141,861	2.50%, 12/01/2032	1,114,273
475,798	3.50%, 05/01/2033	481,976
50,547	4.50%, 08/01/2033	52,578
751,451	4.00%, 06/01/2034	779,643
19,127	5.00%, 07/01/2034	20,277
105,223	5.00%, 09/01/2035	111,694
28,745	6.00%, 03/01/2036	31,387
20,159	6.00%, 04/01/2036	21,990
106,902	5.00%, 06/01/2036	113,484
2,421,061	3.00%, 09/01/2036	2,394,967
726,328	6.50%, 10/01/2036	806,582
205,379	5.50%, 10/01/2037	221,879
25,973	5.50%, 11/01/2037	27,821
28,023	5.50%, 12/01/2037	29,651
198,196	5.00%, 12/01/2039	210,635
495,618	5.00%, 02/01/2040	526,636
382,610	5.00%, 05/01/2040	405,091
140,255	4.50%, 07/01/2040	146,899
221,931	5.00%, 08/01/2040	234,972
367,088	4.00%, 10/01/2040	377,708
985,765	4.00%, 01/01/2041	1,014,280
1,707,688	4.00%, 02/01/2041	1,757,089
313,102	4.00%, 04/01/2041	322,158
943,953	3.50%, 11/01/2041	951,200
803,981	3.50%, 02/01/2042	810,149
555,521	4.00%, 03/01/2042	571,595
633,778	3.50%, 07/01/2042	638,642
1,082,648	3.50%, 08/01/2042	1,090,960
903,411	3.50%, 11/01/2042	910,346
731,057	3.50%, 05/01/2043	736,668
1,904,752	3.00%, 09/01/2043	1,871,729
449,212	4.00%, 10/01/2043	460,235
1,276,921	4.00%, 11/01/2043	1,311,142
485,525	4.50%, 11/01/2043	503,930
935,289	4.00%, 01/01/2044	957,304
1,055,543	4.00%, 09/01/2044	1,078,902
2,360,809	4.50%, 10/01/2044	2,447,543
2,019,278	3.50%, 11/01/2044	2,028,941
3,089,444	3.00%, 04/01/2045	3,023,085
1,626,016	4.00%, 04/01/2045	1,661,961
1,601,537	3.00%, 08/01/2045	1,567,066
1,419,674	3.50%, 10/01/2045	1,424,858
2,614,865	3.50%, 04/01/2046	2,619,581
6,131,264	3.00%, 11/01/2046	5,984,684
2,345,155	3.00%, 12/01/2046	2,288,949
5,250,181	3.00%, 02/01/2047	5,121,798
704,984	2.50%, 03/01/2047	667,163
3,120,887	4.00%, 05/01/2047	3,184,415
5,275,731	4.00%, 07/01/2047	5,381,903
674,341	3.50%, 08/01/2047	674,925
5,789,352	3.50%, 10/01/2047	5,790,593
2,396,442	3.50%, 11/01/2047	2,396,658
464,536	4.50%, 11/01/2047	481,352
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,415,858	3.50%, 01/01/2048	$ 1,415,973
1,849,189	4.00%, 02/01/2048	1,887,686
1,183,962	3.50%, 03/01/2048	1,184,024
1,394,485	4.00%, 05/01/2048	1,421,904
3,208,885	4.50%, 05/01/2048	3,323,946
1,486,006	4.00%, 09/01/2048	1,515,214
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K025 Class A2
1,000,000	2.68%, 10/25/2022	992,173
	Series K036 Class A1
1,384,461	2.78%, 04/25/2023	1,381,642
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	1,002,036
	Series K061 Class A1
711,164	3.01%, 08/25/2026	709,245
	Series K061 Class A2
750,000	3.35%, 11/25/2026(d)	755,247
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,092,671
	Series K727 Class A2
2,000,000	2.95%, 07/25/2024	1,996,936
	Series K729 Class AM
2,000,000	3.20%, 11/25/2024	2,012,841
	Federal National Mortgage Association
2,106	4.00%, 04/01/2019	2,156
6,832	8.00%, 11/01/2022	7,067
81,199	4.00%, 02/01/2025	83,132
1,058,351	3.50%, 12/01/2025	1,071,480
304,057	4.00%, 01/01/2026	311,263
501,639	3.50%, 02/01/2026	507,862
926,372	3.00%, 02/01/2027	929,558
1,169,027	3.00%, 04/01/2027	1,173,051
816,748	2.50%, 09/01/2027	805,851
1,436,563	2.50%, 02/01/2028	1,417,368
2,235,642	2.50%, 06/01/2028	2,205,761
52,422	6.00%, 01/01/2029	56,262
681,153	3.00%, 03/01/2029	681,829
580,322	3.50%, 04/01/2029	587,874
371,287	3.50%, 09/01/2029	376,518
339,739	2.50%, 02/01/2030	332,679
304,482	2.50%, 06/01/2030	298,153
407,413	4.00%, 09/01/2030	418,514
1,239,300	3.00%, 10/01/2030	1,240,539
124,761	8.00%, 10/01/2030	139,328
1,054,130	3.50%, 01/01/2031	1,061,022
1,497,136	3.00%, 02/01/2031	1,494,940
1,096,813	4.50%, 08/01/2031	1,147,209
3,506,727	2.50%, 09/01/2031	3,426,176
372,697	3.50%, 01/01/2032	379,741
74,464	6.50%, 06/01/2032	81,047
40,791	7.00%, 07/01/2032	46,646
1,545,316	3.00%, 08/01/2032	1,543,050
99,629	6.50%, 08/01/2032	108,659
4,389,478	3.00%, 10/01/2032	4,383,046
882,623	3.00%, 11/01/2032	879,018

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,254,420	3.00%, 02/01/2033	$ 1,249,300
405,691	5.50%, 03/01/2033	433,654
71,295	5.50%, 05/01/2033	76,918
469,279	3.50%, 06/01/2033	475,101
772,270	3.00%, 08/01/2033	769,115
62,577	5.00%, 09/01/2033	66,461
49,276	5.50%, 01/01/2034	52,641
427,800	4.00%, 02/01/2034	443,961
255,009	5.50%, 03/01/2034	274,442
236,818	5.50%, 05/01/2034	255,161
66,602	5.50%, 02/01/2035	71,766
141,993	6.00%, 02/01/2035	154,833
918,934	3.00%, 03/01/2035	915,179
758,108	5.00%, 05/01/2035	805,173
14,196	5.00%, 07/01/2035	15,071
147,401	5.00%, 09/01/2035	156,550
162,127	5.00%, 10/01/2035	172,229
86,940	6.00%, 10/01/2035	94,802
134,658	5.50%, 11/01/2035	145,136
24,013	6.00%, 11/01/2035	25,772
49,605	6.00%, 12/01/2035	54,063
55,793	5.50%, 04/01/2036	60,081
166,887	6.00%, 04/01/2036	181,762
483,850	6.00%, 06/01/2036	527,995
12,531	6.50%, 08/01/2036	13,449
129,283	5.50%, 10/01/2036	139,328
92,384	5.50%, 11/01/2036	99,524
758,247	6.00%, 12/01/2036	823,947
2,120,812	3.00%, 01/01/2037	2,100,331
72,420	5.00%, 07/01/2037	76,917
399,638	5.50%, 08/01/2037	430,599
606,715	5.50%, 01/01/2038	649,310
287,454	6.00%, 03/01/2038	313,439
151,747	5.50%, 07/01/2038	163,414
90,898	6.00%, 05/01/2039	99,203
755,175	4.50%, 08/01/2039	791,167
850,289	5.00%, 08/01/2039	904,857
642,074	5.00%, 12/01/2039	686,595
502,589	4.50%, 03/01/2040	526,678
527,116	5.00%, 06/01/2040	560,944
3,437,485	4.50%, 08/01/2040	3,602,262
844,221	4.50%, 09/01/2040	884,691
228,944	4.50%, 11/01/2040	239,918
336,930	5.00%, 11/01/2040	357,789
2,241,610	4.00%, 02/01/2041	2,305,547
2,630,561	4.50%, 03/01/2041	2,756,669
3,805,344	5.00%, 05/01/2041	4,040,961
690,786	4.00%, 09/01/2041	710,536
432,855	4.50%, 10/01/2041	453,606
1,617,211	3.50%, 12/01/2041	1,630,327
1,571,084	4.00%, 01/01/2042	1,615,973
1,016,584	3.50%, 02/01/2042	1,024,830
5,454,200	3.00%, 09/01/2042	5,370,471
3,332,474	3.00%, 12/01/2042	3,279,761
1,796,960	3.00%, 02/01/2043	1,768,597
1,598,536	3.00%, 03/01/2043	1,572,989
955,147	3.00%, 04/01/2043	939,574
3,038,457	3.50%, 05/01/2043	3,062,101
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 128,112	4.00%, 06/01/2043	$ 131,642
416,997	4.00%, 07/01/2043	428,733
3,004,830	3.00%, 08/01/2043	2,955,984
1,002,800	3.50%, 08/01/2043	1,010,923
595,816	3.00%, 09/01/2043	586,515
486,706	4.00%, 09/01/2043	500,491
1,470,239	4.00%, 12/01/2043	1,511,944
1,156,891	5.00%, 01/01/2044	1,214,251
1,430,288	3.50%, 06/01/2044	1,438,057
1,106,555	3.50%, 08/01/2044	1,112,109
1,707,579	4.00%, 08/01/2044	1,759,489
2,420,424	3.50%, 10/01/2044	2,432,574
475,440	4.00%, 12/01/2044	485,721
1,044,739	3.50%, 05/01/2045	1,049,905
605,378	4.00%, 06/01/2045	620,358
729,113	3.50%, 11/01/2045	731,759
6,239,472	3.50%, 12/01/2045	6,262,274
4,945,241	3.50%, 01/01/2046	4,962,422
762,069	4.00%, 01/01/2046	777,878
5,422,431	3.50%, 02/01/2046	5,441,265
2,539,934	3.50%, 03/01/2046	2,548,364
3,924,933	3.00%, 06/01/2046	3,832,240
1,289,915	3.00%, 07/01/2046	1,259,451
8,304,785	3.50%, 07/01/2046	8,330,773
1,113,822	2.50%, 10/01/2046	1,051,569
4,732,859	3.00%, 10/01/2046	4,626,212
3,038,660	4.00%, 10/01/2046	3,100,456
1,829,939	3.00%, 11/01/2046	1,786,721
3,347,350	3.00%, 12/01/2046	3,268,296
429,927	3.50%, 12/01/2046	430,977
1,278,549	4.00%, 03/01/2047	1,304,322
1,560,704	4.00%, 04/01/2047	1,592,044
3,439,974	4.00%, 05/01/2047	3,509,050
3,029,514	4.00%, 06/01/2047	3,090,271
1,422,252	4.50%, 06/01/2047	1,474,615
1,758,441	3.50%, 07/01/2047	1,760,557
4,078,371	3.50%, 08/01/2047	4,083,927
3,499,713	4.00%, 08/01/2047	3,569,632
1,314,864	3.00%, 09/01/2047	1,283,793
1,340,019	4.00%, 09/01/2047	1,366,756
1,216,697	4.50%, 09/01/2047	1,261,430
3,021,973	4.00%, 10/01/2047	3,082,194
4,528,089	3.50%, 12/01/2047	4,529,812
1,066,936	3.50%, 01/01/2048	1,067,347
1,563,892	3.50%, 02/01/2048	1,564,488
1,441,750	4.00%, 05/01/2048	1,470,483
3,147,446	4.00%, 06/01/2048	3,210,139
498,485	4.00%, 07/01/2048	508,416
1,332,853	Federal National Mortgage Association Alternative Credit Enhancement Security Series 2016-M9 Class A1 2.00%, 06/25/2026	1,296,567
	Government National Mortgage Association
8,573	7.00%, 07/15/2025	9,114
7,568	7.50%, 12/15/2025	7,955
145,629	3.50%, 02/15/2026	147,437

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 109,550	4.00%, 04/20/2026	$ 112,477
1,362,565	2.50%, 04/15/2027	1,338,056
839,231	3.00%, 06/20/2027	842,132
247,359	5.00%, 11/15/2033	262,223
48,578	5.50%, 12/15/2035	52,550
60,632	5.00%, 12/20/2035	64,370
111,147	6.00%, 01/20/2036	120,567
135,055	5.50%, 02/20/2036	144,151
836,183	5.00%, 06/15/2039	886,742
518,355	4.50%, 01/20/2040	543,925
791,102	4.00%, 05/20/2040	822,127
264,614	4.50%, 07/20/2040	277,665
156,900	5.50%, 07/20/2040	167,277
247,530	4.50%, 09/20/2040	259,723
900,884	4.00%, 10/15/2040	929,025
479,552	4.00%, 09/15/2041	494,417
91,103	4.50%, 12/20/2041	95,597
455,126	3.50%, 06/15/2042	460,357
1,404,950	3.50%, 06/20/2042	1,423,129
1,618,672	3.50%, 08/15/2042	1,637,278
1,042,648	3.00%, 02/15/2043	1,030,671
2,709,650	3.50%, 10/20/2044	2,735,970
1,394,933	3.00%, 01/20/2046	1,377,798
2,229,793	3.50%, 02/20/2046	2,249,051
1,400,925	3.50%, 03/20/2046	1,413,024
699,059	4.00%, 03/20/2046	719,457
3,701,042	3.00%, 04/20/2046	3,649,288
1,559,083	3.50%, 04/20/2046	1,572,308
1,946,833	3.50%, 05/20/2046	1,962,748
7,392,029	3.00%, 08/20/2046	7,284,089
2,355,033	3.00%, 09/20/2046	2,321,725
1,328,008	3.50%, 09/20/2046	1,338,046
2,469,775	3.50%, 10/20/2046	2,488,064
1,833,577	3.00%, 12/20/2046	1,805,666
10,097,968	3.00%, 01/20/2047	9,943,776
1,977,473	3.50%, 01/20/2047	1,991,881
2,456,088	3.50%, 04/20/2047	2,473,983
5,825,037	4.00%, 04/20/2047	5,974,485
2,206,540	3.50%, 05/20/2047	2,222,617
906,209	3.50%, 06/20/2047	912,480
4,854,958	3.50%, 07/20/2047	4,890,332
5,071,015	3.50%, 08/20/2047	5,107,964
3,826,346	4.00%, 09/20/2047	3,921,110
2,927,659	3.50%, 12/20/2047	2,948,990
2,134,488	3.50%, 01/20/2048	2,150,040
5,020,375	4.00%, 01/20/2048	5,144,711
1,194,331	3.00%, 02/20/2048	1,175,414
1,734,102	3.50%, 02/20/2048	1,746,737
3,476,395	4.50%, 02/20/2048	3,607,584
3,314,634	4.00%, 03/20/2048	3,396,726
1,446,800	4.00%, 04/20/2048	1,482,632
1,966,423	4.00%, 07/20/2048	2,015,124
5,974,199	4.50%, 09/20/2048	6,203,236
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 3,493,126	4.50%, 11/20/2048	$ 3,617,919
		405,199,557
TOTAL MORTGAGE-BACKED SECURITIES — 30.15% (Cost $433,446,618)		$ 422,817,754
MUNICIPAL BONDS AND NOTES
Municipal Bonds And Notes — 0.85%
2,000,000	City of Houston Texas Combined Utility System Revenue 3.83%, 05/15/2028	2,059,220
105,000	Energy Northwest 2.81%, 07/01/2024	103,481
2,500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	3,112,175
1,000,000	New York State Dormitory Authority 4.55%, 02/15/2021	1,036,200
2,000,000	Port of Morrow 2.99%, 09/01/2036	1,763,700
600,000	State of Illinois 5.10%, 06/01/2033	572,058
1,000,000	State of Texas 5.52%, 04/01/2039	1,241,380
2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	2,081,880
TOTAL MUNICIPAL BONDS AND NOTES — 0.85% (Cost $12,011,688)		$ 11,970,094
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	3.38%, 06/12/2020	1,517,632
2,000,000	2.63%, 12/10/2021	2,005,310
600,000	5.75%, 06/12/2026	712,225
2,500,000	Federal Home Loan Mortgage Corp 2.38%, 01/13/2022	2,490,490
	Federal National Mortgage Association(b)
1,000,000	1.50%, 06/22/2020	985,216
2,000,000	1.38%, 10/07/2021	1,939,788
500,000	Resolution Funding Corp 9.38%, 10/15/2020	558,779
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022(b)	1,703,317

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 1,260,000	7.13%, 05/01/2030	$ 1,736,513
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.97% (Cost $13,636,481)		$ 13,649,270
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
6,000,000	1.25%, 01/31/2020	5,913,217
6,870,000	3.63%, 02/15/2020	6,944,492
12,000,000	1.38%, 02/29/2020	11,831,933
10,000,000	1.38%, 03/31/2020	9,852,786
8,800,000	1.13%, 04/30/2020	8,633,894
5,000,000	3.50%, 05/15/2020	5,062,024
11,000,000	1.38%, 05/31/2020	10,821,843
12,000,000	1.63%, 06/30/2020	11,836,851
13,000,000	1.63%, 07/31/2020	12,814,380
7,500,000	2.63%, 08/15/2020	7,509,726
11,000,000	1.38%, 09/30/2020	10,782,339
13,000,000	1.75%, 10/31/2020	12,820,153
10,000,000	2.63%, 11/15/2020	10,016,600
12,000,000	2.38%, 12/31/2020	11,970,755
6,800,000	2.13%, 01/31/2021	6,746,298
6,000,000	2.00%, 02/28/2021	5,936,494
10,000,000	2.25%, 03/31/2021	9,946,596
6,500,000	1.38%, 04/30/2021	6,338,420
5,000,000	3.13%, 05/15/2021	5,073,373
5,000,000	2.00%, 05/31/2021	4,943,734
7,500,000	2.13%, 06/30/2021	7,436,794
6,500,000	1.13%, 07/31/2021	6,279,534
5,000,000	2.13%, 08/15/2021	4,953,879
5,000,000	2.13%, 09/30/2021	4,952,057
3,500,000	2.00%, 11/15/2021	3,454,511
2,650,000	8.00%, 11/15/2021	3,050,513
4,000,000	1.50%, 01/31/2022	3,885,656
2,000,000	2.00%, 02/15/2022	1,971,817
6,500,000	1.75%, 03/31/2022	6,354,126
5,000,000	1.75%, 04/30/2022	4,884,109
10,000,000	1.88%, 05/31/2022	9,803,050
4,000,000	2.13%, 06/30/2022	3,952,497
7,000,000	2.00%, 07/31/2022	6,884,656
9,700,000	1.63%, 08/15/2022	9,410,994
2,000,000	1.75%, 09/30/2022	1,947,231
8,000,000	1.63%, 11/15/2022	7,744,962
5,000,000	2.13%, 12/31/2022	4,929,700
7,000,000	1.75%, 01/31/2023	6,797,647
11,000,000	1.50%, 02/28/2023	10,568,495
9,000,000	1.50%, 03/31/2023	8,639,489
8,000,000	1.75%, 05/15/2023	7,751,941
6,500,000	1.38%, 06/30/2023	6,188,671
7,000,000	1.25%, 07/31/2023	6,620,083
5,000,000	2.50%, 08/15/2023	4,998,329
2,000,000	6.25%, 08/15/2023	2,323,078
5,000,000	1.38%, 09/30/2023	4,746,887
7,500,000	2.75%, 11/15/2023	7,581,618
3,000,000	2.25%, 01/31/2024	2,960,805
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 4,000,000	2.13%, 02/29/2024	$ 3,923,102
7,000,000	2.50%, 05/15/2024	6,987,068
8,500,000	2.38%, 08/15/2024	8,422,251
10,750,000	2.25%, 11/15/2024	10,565,675
9,500,000	2.00%, 02/15/2025	9,190,806
10,000,000	2.13%, 05/15/2025	9,733,625
4,000,000	2.75%, 06/30/2025	4,041,479
4,800,000	6.88%, 08/15/2025	6,046,685
7,000,000	2.25%, 11/15/2025	6,848,583
7,000,000	1.63%, 02/15/2026	6,556,202
10,000,000	2.00%, 11/15/2026	9,552,552
6,500,000	2.38%, 05/15/2027	6,368,683
7,000,000	2.25%, 08/15/2027	6,779,564
7,000,000	2.75%, 02/15/2028	7,041,327
7,500,000	2.88%, 05/15/2028	7,620,616
6,000,000	3.50%, 02/15/2039	6,571,683
2,275,000	4.38%, 05/15/2040	2,796,798
8,000,000	3.13%, 11/15/2041	8,204,739
9,000,000	2.75%, 08/15/2042	8,630,657
5,000,000	3.13%, 02/15/2043	5,109,149
11,000,000	2.88%, 05/15/2043	10,757,566
500,000	3.63%, 02/15/2044	554,829
5,000,000	3.38%, 05/15/2044	5,334,786
5,000,000	3.13%, 08/15/2044	5,113,261
5,000,000	3.00%, 11/15/2044	5,001,429
13,000,000	2.50%, 02/15/2045	11,803,368
4,000,000	2.50%, 02/15/2046	3,618,005
4,500,000	3.00%, 02/15/2047	4,495,347
5,500,000	2.75%, 11/15/2047	5,213,469
8,500,000	3.00%, 02/15/2048	8,469,293
2,000,000	3.38%, 11/15/2048	2,142,337
TOTAL U.S. TREASURY BONDS AND NOTES — 38.53% (Cost $546,290,839)		$ 540,363,971
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.11%
900,000	Repurchase agreement (principal amount/value $900,000 with a maturity value of $900,148 with Daiwa Capital Markets America Inc, 2.95%, dated 12/31/18 to be repurchased at $900,148 on 1/2/19 collateralized by a U.S. Treasury security, 0.00%, 1/22/19, with a value of $918,038.	900,000

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,487,688	Undivided interest of 17.57% in a repurchase agreement (principal amount/value $19,865,806 with a maturity value of $19,869,139) with Citigroup Global Markets Inc, 3.02%, dated 12/31/18 to be repurchased at $3,487,688 on 1/2/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.50% - 8.00%, 1/25/19 - 7/15/60, with a value of $20,263,122.(e)	$ 3,487,688
708,346	Undivided interest of 41.36% in a repurchase agreement (principal amount/value $1,714,514 with a maturity value of $1,714,795) with JP Morgan Securities, 2.95%, dated 12/31/18 to be repurchased at $708,346 on 1/2/19 collateralized by U.S. Treasury securities, 1.13%, 2/28/21, with a value of $1,748,805.(e)	708,346
3,487,688	Undivided interest of 6.28% in a repurchase agreement (principal amount/value $55,684,707 with a maturity value of $55,694,050) with RBC Capital Markets Corp, 3.02%, dated 12/31/18 to be repurchased at $3,487,688 on 1/2/19 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 10/1/25 - 10/20/48, with a value of $56,798,401.(e)	3,487,688
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,487,688	Undivided interest of 7.29% in a repurchase agreement (principal amount/value $48,041,561 with a maturity value of $48,049,301) with Bank of Montreal, 2.90%, dated 12/31/18 to be repurchased at $3,487,688 on 1/2/19 collateralized by various U.S. Government Agency securities, 3.00% - 4.00%, 4/20/46 - 11/1/48, with a value of $49,002,392.(e)	$ 3,487,688
3,487,688	Undivided interest of 9.66% in a repurchase agreement (principal amount/value $36,206,342 with a maturity value of $36,212,376) with Merrill Lynch, Pierce, Fenner & Smith, 3.00%, dated 12/31/18 to be repurchased at $3,487,688 on 1/2/19 collateralized by various U.S. Government Agency securities, 2.73% - 5.50%, 1/1/34 - 1/1/49, with a value of $36,930,469.(e)	3,487,688
SHORT TERM INVESTMENTS — 1.11% (Cost $15,559,098)		$ 15,559,098
TOTAL INVESTMENTS — 100.30% (Cost $1,435,470,607)		$1,406,789,257
OTHER ASSETS & LIABILITIES, NET — (0.30)%		$ (4,203,612)
TOTAL NET ASSETS — 100.00%		$1,402,585,645

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at December 31, 2018.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
Great-West Bond Index Fund
ASSETS:
Investments in securities, fair value (including $14,338,869 of securities on loan)(a)	$1,391,230,159
Repurchase agreements, fair value(b)	15,559,098
Cash	681,541
Interest receivable	8,232,580
Subscriptions receivable	1,695,783
Receivable for investments sold	3,061,560
Total Assets	1,420,460,721
LIABILITIES:
Payable for director fees	4,279
Payable for distribution fees	46,612
Payable for other accrued fees	78,985
Payable for shareholder services fees	157,844
Payable to investment adviser	149,676
Payable upon return of securities loaned	14,659,098
Redemptions payable	2,778,582
Total Liabilities	17,875,076
NET ASSETS	$1,402,585,645
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$14,089,798
Paid-in capital in excess of par	1,427,071,129
Total distributable earnings	(38,575,282)
NET ASSETS	$1,402,585,645
NET ASSETS BY CLASS
Investor Class	$305,517,013
Class L	$227,584,158
Institutional Class	$869,484,474
CAPITAL STOCK:
Authorized
Investor Class	85,000,000
Class L	75,000,000
Institutional Class	230,000,000
Issued and Outstanding
Investor Class	22,513,243
Class L	26,455,605
Institutional Class	91,929,136
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.57
Class L	$8.60
Institutional Class	$9.46
(a) Cost of investments	$1,419,911,509
(b) Cost of repurchase agreements	$15,559,098
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
Great-West Bond Index Fund
INVESTMENT INCOME:
Interest	$43,174,450
Income from securities lending	76,194
Total Income	43,250,644
EXPENSES:
Management fees	2,003,117
Shareholder services fees – Investor Class	1,084,054
Shareholder services fees – Class L	966,121
Audit and tax fees	35,522
Custodian fees	49,474
Director's fees	18,081
Distribution fees – Class L	688,146
Legal fees	2,762
Pricing fees	79,532
Registration fees	83,582
Shareholder report fees	42,579
Transfer agent fees	11,339
Other fees	2,700
Total Expenses	5,067,009
Less amount waived by investment adviser	65,392
Net Expenses	5,001,617
NET INVESTMENT INCOME	38,249,027
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(11,455,290)
Net change in unrealized depreciation on investments	(32,946,997)
Net Realized and Unrealized Loss	(44,402,287)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,153,260)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Bond Index Fund	2018	2017
OPERATIONS:
Net investment income	$38,249,027	$32,240,080
Net realized loss	(11,455,290)	(164,122)
Net change in unrealized appreciation (depreciation)	(32,946,997)	13,776,985
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,153,260)	45,852,943
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	(57,620)	(8,976)
Class L	(42,922)	(11,974)
Institutional Class	(163,983)	(37,793)
From return of capital	(264,525)	(58,743)
From net investment income and net realized gains
Investor Class	(4,075,275)	(3,572,613) (a)
Class L	(5,361,448)	(4,981,710) (b)
Institutional Class	(27,253,664)	(23,527,810) (c)
From net investment income and net realized gains	(36,690,387)	(32,082,133)
Total Distributions	(36,954,912)	(32,140,876)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	135,138,104	178,481,185
Class L	80,675,615	164,444,743
Institutional Class	188,986,200	240,263,487
Shares issued in reinvestment of distributions
Investor Class	4,132,895	3,581,589
Class L	5,404,370	4,993,684
Institutional Class	27,417,647	23,565,603
Shares redeemed
Investor Class	(158,318,041)	(182,183,048)
Class L	(131,835,999)	(56,158,905)
Institutional Class	(298,954,784)	(120,656,550)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(147,353,993)	256,331,788
Total Increase (Decrease) in Net Assets	(190,462,165)	270,043,855
NET ASSETS:
Beginning of year	1,593,047,810	1,323,003,955
End of year	$1,402,585,645	$1,593,047,810
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	10,032,359	13,013,075
Class L	9,353,230	18,607,024
Institutional Class	19,832,439	24,568,069
Shares issued in reinvestment of distributions
Investor Class	307,562	260,508
Class L	632,399	564,476
Institutional Class	2,908,961	2,413,892
Shares redeemed
Investor Class	(11,742,858)	(13,257,123)
Class L	(15,434,831)	(6,344,569)
Institutional Class	(31,514,942)	(12,332,703)
Net Increase (Decrease)	(15,625,681)	27,492,649
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $3,572,613 and net realized gains of $0. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $4,981,710 and net realized gains of $0. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $23,527,810 and net realized gains of $0. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$13.81	0.31	(0.37)	(0.06)	(0.00) (d)	(0.18)	-	(0.18)	$13.57	(0.41%)
12/31/2017	$13.54	0.27	0.14	0.41	(0.00) (d)	(0.14)	-	(0.14)	$13.81	3.06%
12/31/2016	$13.44	0.26	0.00 (d)	0.26	(0.00) (d)	(0.13)	(0.03)	(0.16)	$13.54	1.94%
12/31/2015	$13.67	0.27	(0.24)	0.03	-	(0.22)	(0.04)	(0.26)	$13.44	0.23%
12/31/2014	$13.25	0.27	0.49	0.76	-	(0.29)	(0.05)	(0.34)	$13.67	5.76%
Class L
12/31/2018	$ 8.83	0.18	(0.24)	(0.06)	(0.00) (d)	(0.17)	-	(0.17)	$ 8.60	(0.67%)
12/31/2017	$ 8.77	0.15	0.09	0.24	(0.00) (d)	(0.18)	-	(0.18)	$ 8.83	2.75%
12/31/2016	$ 8.91	0.14	0.02	0.16	(0.00) (d)	(0.27)	(0.03)	(0.30)	$ 8.77	1.76%
12/31/2015	$ 9.17	0.15	(0.15)	0.00	-	(0.22)	(0.04)	(0.26)	$ 8.91	(0.05%)
12/31/2014	$ 9.00	0.16	0.33	0.49	-	(0.27)	(0.05)	(0.32)	$ 9.17	5.51%
Institutional Class
12/31/2018	$ 9.74	0.25	(0.25)	0.00	(0.00) (d)	(0.28)	-	(0.28)	$ 9.46	0.03%
12/31/2017	$ 9.67	0.23	0.09	0.32	(0.00) (d)	(0.25)	-	(0.25)	$ 9.74	3.30%
12/31/2016	$ 9.71	0.22	0.01	0.23	(0.00) (d)	(0.24)	(0.03)	(0.27)	$ 9.67	2.36%
12/31/2015 (e)	$10.00	0.15	(0.21)	(0.06)	-	(0.19)	(0.04)	(0.23)	$ 9.71	(0.60%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 305,517	0.51%	0.50%	2.31%	31% (h)
12/31/2017	$ 330,201	0.50%	0.50%	1.99%	33% (i)
12/31/2016	$ 323,718	0.50%	0.50%	1.86%	42% (j)
12/31/2015	$ 310,939	0.50%	0.50%	1.93%	40%
12/31/2014	$1,002,592	0.50%	0.50%	2.00%	57%
Class L
12/31/2018	$ 227,584	0.77%	0.75%	2.05%	31% (h)
12/31/2017	$ 281,689	0.76%	0.75%	1.75%	33% (i)
12/31/2016	$ 167,319	0.75%	0.75%	1.57%	42% (j)
12/31/2015	$ 41,548	0.75%	0.75%	1.69%	40%
12/31/2014	$ 15,011	0.75%	0.75%	1.74%	57%
Institutional Class
12/31/2018	$ 869,484	0.14%	0.14%	2.66%	31% (h)
12/31/2017	$ 981,158	0.15%	0.15%	2.35%	33% (i)
12/31/2016	$ 831,966	0.15%	0.15%	2.21%	42% (j)
12/31/2015 (e)	$ 752,326	0.15% (k)	0.15% (k)	2.28% (k)	40%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 31%.
(i)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 33%.
(j)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 41%.
(k)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Annual Report - December 31, 2018

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2018, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2018

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities. At December 31, 2018, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2018 and 2017 were as follows:
	2018	2017
Ordinary income	$36,690,387	$32,082,133
Return of capital	264,525	58,743
	$36,954,912	$32,140,876
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.

Annual Report - December 31, 2018

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Fund has reclassified $264,525 from Paid-in capital to Total distributable earnings for December 31, 2018. Net assets of the Fund were unaffected by the reclassifications.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	(7,882,266)
Post-October losses	(3,260,632)
Net unrealized depreciation	(27,432,384)
Tax composition of capital	$(38,575,282)
At December 31, 2018, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2018, the Fund did not utilize any capital loss carryforwards. Details of the capital loss carryforwards as of December 31, 2018, were as follows:
No Expiration	$(7,882,266)
Total	$(7,882,266)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(3,260,632)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2018 were as follows:
Federal tax cost of investments	$1,434,221,641
Gross unrealized appreciation on investments	8,097,514
Gross unrealized depreciation on investments	(35,529,898)
Net unrealized depreciation on investments	$(27,432,384)
Application of Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, "Receivables-Nonrefundable Fees and Other Costs: Premium Amortization on Purchased Callable Debt Securities" (ASU No. 2017-08). ASU No. 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening the amortization period for the premium to the earliest call date. The accounting changes in ASU 2017-08 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund adopted ASU No. 2017-08 for its fiscal year beginning January 1, 2019. The adoption of ASU No. 2017-08 did not have an impact on the Fund’s financial position or the results of its operations.
In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. The Fund has evaluated the impact of ASU No. 2018-13 and has adopted the changes into these financial statements. These changes are reflected in Note 1.

Annual Report - December 31, 2018

In October 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. The Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund's adoption of those amendments, effective with the financial statements prepared as of December 31, 2018, had no effect on the Fund's financial position or the results of its operations.
2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2018.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Investments Available for Offset	Financial Investments Collateral Received(a)	Cash Collateral Pledged (Received)(a)	Net Amount
Repurchase agreements	$900,000	$—	$(900,000)	$—	$—
(a) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.13% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.15% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2018, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Recoupment of Past Reimbursed Fees by the Adviser
$39,521	$65,392	$0
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $990,000 for the year ended December 31, 2018.

Annual Report - December 31, 2018

4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $153,478,887 and $210,105,013, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $326,880,619 and $406,219,161, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2018, the Fund had securities on loan valued at $14,338,869 and received collateral as reported on the Statement of Assets and Liabilities of $14,659,098 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2018. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$3,475,830
Foreign Government Bonds and Notes	8,353,925
U.S. Government Agency Bonds and Notes	2,829,343
Total secured borrowings	$14,659,098
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2018, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Bond Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 22, 2019
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2018, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 75	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	65	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 75	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	65	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	65	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	65	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 55	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	65	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 62	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 44	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 51	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 37	Senior Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 51	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 43	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a sub-adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, the sub-adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a sub-adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a sub-adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $834,600 for fiscal year 2017 and $1,059,880 for fiscal year 2018.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $50,000 for fiscal year 2017 and $60,000 for fiscal year 2018. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2017 and $0 for fiscal year 2018.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2017 equaled $1,480,500 and for fiscal year 2018 equaled $1,167,000.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on March 1, 2017 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 22, 2019